PRIVATE PLACEMENT - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 23, 2017	Mar. 31, 2019	Mar. 31, 2018
Proceeds from issuance of private placement			$ 5,612,500
Sale of stock, number of shares issued in transaction		1,187,532	14,375,000
Private Placement [Member]
Proceeds from issuance of private placement	$ 5,612,500
Sale of stock, number of shares issued in transaction	561,250
Private Placement [Member] | Cowen Investment [Member]
Sale of stock, number of shares issued in transaction	136,250
Private Placement [Member] | Sponsor [Member]
Sale of stock, number of shares issued in transaction	425,000